                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07190
                                                      ---------

                       Massachusetts Municipals Portfolio
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

MASSACHUSETTS MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 8.4%

$          1,000   Massachusetts HEFA, (Massachusetts Institute of
                   Technology), 5.25%, 7/1/30(1)                                       $      1,134,020
           2,190   Massachusetts Development Finance Agency,
                   (Belmont Hill School), 5.00%, 9/1/31                                       2,246,984
           5,500   Massachusetts Development Finance Agency,
                   (Boston University), 5.45%, 5/15/59                                        5,858,710
           1,000   Massachusetts Development Finance Agency,
                   (Middlesex School), 5.00%, 9/1/33                                          1,022,960
           1,000   Massachusetts Development Finance Agency,
                   (Wheeler School), 6.50%, 12/1/29                                           1,054,230
           1,700   Massachusetts HEFA, (Harvard University),
                   5.125%, 7/15/37                                                            1,783,878
           2,000   Massachusetts IFA, (Belmont Hill School),
                   5.25%, 9/1/28                                                              2,045,240
           1,220   Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                              1,249,182
           2,000   Massachusetts IFA, (St. Johns High School, Inc.),
                   5.35%, 6/1/28                                                              2,016,440
-------------------------------------------------------------------------------------------------------
                                                                                       $     18,411,644
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%

$          3,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 $      1,638,120
          13,230   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                        7,301,240
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,939,360
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 11.6%

$          1,010   Massachusetts Bay Transportation Authority, Sales Tax,
                   Prerefunded to 7/01/10, 5.50%, 7/1/30                               $      1,168,136
           2,000   Massachusetts HEFA, (Daughters of Charity Health
                   System), Prerefunded to 7/1/06, 6.10%, 7/1/14                              2,073,460
          20,000   Massachusetts Turnpike Authority, Escrowed to
                   Maturity, 5.00%, 1/1/20                                                   22,020,800
-------------------------------------------------------------------------------------------------------
                                                                                       $     25,262,396
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.1%

$          3,000   Massachusetts, 5.25%, 8/1/28                                        $      3,303,630
           3,120   Massachusetts, 5.25%, 11/1/30                                              3,566,441
           1,725   Massachusetts, 5.25%, 11/1/30                                              1,971,830
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,841,901
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 15.3%

$          1,000   Massachusetts HEFA, (Berkshire Health System),
                   6.25%, 10/1/31                                                      $      1,049,540
$          3,300   Massachusetts HEFA, (Central New England Health
                   Systems), 6.125%, 8/1/13                                            $      3,309,801
           2,600   Massachusetts HEFA, (Healthcare System-Covenant
                   Health), 6.00%, 7/1/22                                                     2,813,330
             965   Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                                                              966,959
           4,100   Massachusetts HEFA, (Partners Healthcare System),
                   5.25%, 7/1/29                                                              4,234,685
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                   5.75%, 7/1/32                                                              1,078,930
           4,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/08                                                              3,546,400
           9,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/09                                                              7,615,350
          11,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/10                                                              8,836,520
-------------------------------------------------------------------------------------------------------
                                                                                       $     33,451,515
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

$          2,325   Massachusetts IFA, (American Hingham Water Co.),
                   (AMT), 6.60%, 12/1/15                                               $      2,465,290
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,465,290
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.5%

$          2,500   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/28                                                       $      2,852,400
           5,000   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/33                                                              5,730,650
           2,000   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                          2,094,600
           1,000   Massachusetts Development Finance Agency,
                   (Merrimack College), (MBIA), 5.20%, 7/1/32                                 1,053,720
           1,150   Massachusetts HEFA, (Berklee College of Music),
                   (MBIA), Variable Rate, 10/1/27(2)(3)                                       1,227,441
             130   Massachusetts HEFA, (Berklee College of Music),
                   (MBIA), 7.20%, 7/1/09                                                        133,516
           2,000   Massachusetts HEFA, (UMass Worcester Campus),
                   (FGIC), 5.25%, 10/1/31                                                     2,108,260
           3,080   Massachusetts IFA, (College of the Holy Cross),
                   (MBIA), 5.625%, 3/1/26                                                     3,318,053
-------------------------------------------------------------------------------------------------------
                                                                                       $     18,518,640
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.1%

$          2,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/29(3)(4)                                         $      2,426,600
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,426,600
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 0.1%

$            200   Massachusetts Turnpike Authority, (MBIA), Escrowed to
                   Maturity, 5.00%, 1/1/20                                             $        220,208
-------------------------------------------------------------------------------------------------------
                                                                                       $        220,208
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.2%

$          2,600   Ipswich, (FGIC), 5.00%, 11/15/19                                    $      2,780,544
           2,900   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32                                  3,016,232
           3,000   Massachusetts, (AMBAC), Variable Rate, 8/1/30(3)(4)                        4,402,800
             500   Plymouth, (MBIA), 5.25%, 10/15/20                                            547,080
             400   Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(4)                             603,256
-------------------------------------------------------------------------------------------------------
                                                                                       $     11,349,912
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.3%

$          3,750   Massachusetts HEFA, (Beth Israel Hospital), (AMBAC),
                   (AMT), Variable Rate, 7/1/25(2)                                     $      3,821,850
             750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/05                                                                783,757
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                   Variable Rate, 8/15/13(2)                                                  2,720,094
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                   Variable Rate, 8/15/23(2)                                                  2,718,716
           2,950   Massachusetts HEFA, (The Medical Center of Central
                   Massachusetts), (AMBAC), Variable Rate, 6/23/22(2)                         3,756,087
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,800,504
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.9%

$          7,500   Massachusetts Development Finance Agency, (MBIA),
                   5.125%, 2/1/34                                                      $      7,803,600
             600   Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/24(3)(4)                                                           800,100
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,603,700
-------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 2.3%

$          3,300   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.75%, 1/1/42                     $      3,964,290
           1,000   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.375%, 1/1/42                           1,066,090
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,030,380
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%

$         19,000   Massachusetts Turnpike Authority, (MBIA),
                   0.00%, 1/1/28                                                       $      5,723,940
          10,750   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), 0.00%, 1/1/22                                      4,587,132
$          1,000   Puerto Rico Highway and Transportation Authority,
                   (FSA), 4.75%, 7/1/38                                                $      1,030,810
           1,000   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 4.75%, 7/1/38                                                      1,030,810
             665   Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/36(3)(4)                                          796,983
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,169,675
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

$          2,400   Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                                      $      2,350,512
           3,225   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                                             3,237,932
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,588,444
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

$          1,485   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(3)(4)                                        $      2,011,136
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,011,136
-------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.0%

$          2,000   New England Educational Loan Marketing Corp.,
                   (AMT), 6.90%, 11/1/09                                               $      2,214,600
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,214,600
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.9%

$            165   Massachusetts IFA, (Briscoe House), (FHA),
                   7.125%, 2/1/36                                                      $        165,891
           1,830   Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                                              1,746,168
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,912,059
-------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.5%

$          3,250   Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT), 5.60%, 12/1/19                            $      3,168,718
             185   Pittsfield, Solid Waste Disposal, (Vicon Recovery
                   Associates), 7.95%, 11/1/04                                                  185,104
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,353,822
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.7%

$          4,000   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.00%, 7/1/32                                            $      4,144,680
           1,250   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.25%, 7/1/23                                                   1,401,688

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$            240   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.50%, 7/1/30                                            $        262,145
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,808,513
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.7%

$          3,500   Massachusetts Bay Transportation Authority,
                   Variable Rate, 3/1/27(2)(3)                                         $      3,663,905
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,663,905
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 8.9%

$         11,370   Boston, IDA, (Harbor Electric Energy Co.), (AMT),
                   7.375%, 5/15/15(5)(6)                                               $     11,420,824
           3,000   Massachusetts Water Pollution Abatement Trust,
                   5.25%, 8/1/33                                                              3,192,090
           4,165   Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                                                             4,741,894
-------------------------------------------------------------------------------------------------------
                                                                                       $     19,354,808
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $194,941,612)                                                      $    214,399,012
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                 $      3,880,023
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    218,279,035
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 15.2% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Security has been issued as a leveraged inverse floater bond.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6) Security (or a portion thereof) has been segregated to cover when-issued securities.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of March 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                                    CALIFORNIA PORTFOLIO       FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          209,599,247   $          230,823,493
     Unrealized appreciation                                                                   33,083,007               24,382,025
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          242,682,254   $          255,205,518
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                               $              613,893   $                   --
Receivable for investments sold                                                                        --                1,105,000
Interest receivable                                                                             3,114,788                4,953,389
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          246,410,935   $          261,263,907
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              385,000   $              364,375
Demand note payable                                                                                    --                  800,000
Payable for when-issued securities                                                                     --                       --
Due to bank                                                                                            --                   78,675
Payable to affiliate for Trustees' fees                                                                --                       44
Accrued expenses                                                                                   26,705                   24,680
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $              411,705   $            1,267,774
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          214,331,729   $          236,953,782
Net unrealized appreciation (computed on the basis of identified cost)                         31,667,501               23,042,351
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          194,941,612   $           16,937,769
     Unrealized appreciation                                                                   19,457,400                1,316,046
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          214,399,012   $           18,253,815
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                               $              732,695   $               63,265
Receivable for investments sold                                                                 1,798,800                   40,135
Interest receivable                                                                             2,755,925                  280,687
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          219,686,432   $           18,637,902
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              240,625   $               17,187
Demand note payable                                                                                    --                       --
Payable for when-issued securities                                                              1,144,139                       --
Due to bank                                                                                            --                       --
Payable to affiliate for Trustees' fees                                                                --                       --
Accrued expenses                                                                                   22,633                   10,668
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $            1,407,397   $               27,855
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          199,518,032   $           17,357,193
Net unrealized appreciation (computed on the basis of identified cost)                         18,761,003                1,252,854
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                     NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          302,566,703   $          155,068,824
     Unrealized appreciation                                                                   42,596,910               13,876,211
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          345,163,613   $          168,945,035
----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                    $            4,297,409   $                   --
Interest receivable                                                                             6,391,430                2,909,004
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          355,852,452   $          171,854,039
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              532,812   $              144,375
Demand note payable                                                                               200,000                  100,000
Payable for when-issued securities                                                              1,967,380                       --
Due to bank                                                                                        22,584                   24,076
Accrued expenses                                                                                   29,819                   17,899
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $            2,752,595   $              286,350
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          312,007,802   $          158,087,814
Net unrealized appreciation (computed on the basis of identified cost)                         41,092,055               13,479,875
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $           50,722,977   $           25,583,267
     Unrealized appreciation                                                                    4,012,975                2,026,890
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $           54,735,952   $           27,610,157
----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                    $                   --   $                   --
Interest receivable                                                                               841,747                  383,020
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $           55,577,699   $           27,993,177
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $               58,437   $               25,437
Demand note payable                                                                               100,000                       --
Payable for when-issued securities                                                                     --                       --
Due to bank                                                                                        68,019                   35,882
Accrued expenses                                                                                   13,488                   12,036
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $              239,944   $               73,355
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $           51,493,165   $           25,966,745
Net unrealized appreciation (computed on the basis of identified cost)                          3,844,590                1,953,077
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                    CALIFORNIA PORTFOLIO      FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            7,182,065   $            7,610,607
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            7,182,065   $            7,610,607
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              581,422   $              577,239
Trustees fees and expenses                                                                          6,835                    7,924
Legal and accounting services                                                                      25,052                   21,779
Custodian fee                                                                                      61,965                   66,062
Miscellaneous                                                                                       5,886                    7,076
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              681,160   $              680,080
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            6,500,905   $            6,930,527
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $              673,506   $            1,335,818
     Financial futures contracts                                                               (4,106,428)              (4,289,717)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (3,432,922)  $           (2,953,899)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            2,831,008   $            4,052,116
     Financial futures contracts                                                                1,216,639                1,316,883
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            4,047,647   $            5,368,999
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                            $              614,725   $            2,415,100
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,115,630   $            9,345,627
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            6,210,744   $              495,745
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            6,210,744   $              495,745
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              461,125   $               14,011
Trustees fees and expenses                                                                          6,834                       86
Legal and accounting services                                                                      19,877                   11,900
Custodian fee                                                                                      53,989                    7,724
Miscellaneous                                                                                       5,120                    2,510
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              546,945   $               36,231
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            5,663,799   $              459,514
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $             (394,425)  $               (7,688)
     Financial futures contracts                                                               (2,365,761)                (167,204)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (2,760,186)  $             (174,892)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            3,335,177   $               43,858
     Financial futures contracts                                                                1,570,375                   25,628
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            4,905,552   $               69,486
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                            $            2,145,366   $             (105,406)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,809,165   $              354,108
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                     NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $           10,146,601   $            5,289,276
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $           10,146,601   $            5,289,276
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              783,766   $              370,968
Trustees fees and expenses                                                                          8,924                    5,791
Legal and accounting services                                                                      24,962                   31,739
Custodian fee                                                                                      80,988                   47,069
Miscellaneous                                                                                      10,413                    6,003
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              909,053   $              461,570
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            9,237,548   $            4,827,706
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $            2,830,411   $              354,309
     Financial futures contracts                                                               (3,909,449)              (1,567,164)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (1,079,038)  $           (1,212,855)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            2,450,533   $            3,484,697
     Financial futures contracts                                                                   90,114                  300,253
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            2,540,647   $            3,784,950
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $            1,461,609   $            2,572,095
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           10,699,157   $            7,399,801
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            1,502,439   $              742,323
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            1,502,439   $              742,323
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $               81,114   $               26,981
Trustees fees and expenses                                                                          3,354                      870
Legal and accounting services                                                                      18,512                   14,243
Custodian fee                                                                                      17,640                   10,659
Miscellaneous                                                                                       4,589                    2,567
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              125,209   $               55,320
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            1,377,230   $              687,003
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $              167,041   $               63,947
     Financial futures contracts                                                                 (568,308)                (232,614)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $             (401,267)  $             (168,667)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $              940,426   $              391,763
     Financial futures contracts                                                                  338,656                  134,969
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            1,279,082   $              526,732
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $              877,815   $              358,065
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            2,255,045   $            1,045,068
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                                   CALIFORNIA PORTFOLIO       FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            6,500,905   $            6,930,527
     Net realized loss                                                                         (3,432,922)              (2,953,899)
     Net change in unrealized appreciation (depreciation)                                       4,047,647                5,368,999
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,115,630   $            9,345,627
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           13,940,106   $          185,412,048
     Withdrawals                                                                              (21,133,678)            (198,230,220)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $           (7,193,572)  $          (12,818,172)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $              (77,942)  $           (3,472,545)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          246,077,172   $          263,468,678
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                 MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            5,663,799   $              459,514
     Net realized loss                                                                         (2,760,186)                (174,892)
     Net change in unrealized appreciation (depreciation)                                       4,905,552                   69,486
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,809,165   $              354,108
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $          109,123,294   $           10,109,690
     Withdrawals                                                                             (108,807,716)              (9,623,192)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $              315,578   $              486,498
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $            8,124,743   $              840,606
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          210,154,292   $           17,769,441
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                                    NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            9,237,548   $            4,827,706
     Net realized loss                                                                         (1,079,038)              (1,212,855)
     Net change in unrealized appreciation (depreciation)                                       2,540,647                3,784,950
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           10,699,157   $            7,399,801
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           17,241,848   $          119,513,305
     Withdrawals                                                                              (25,733,575)            (128,541,356)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (8,491,727)  $           (9,028,051)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $            2,207,430   $           (1,628,250)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          350,892,427   $          173,195,939
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            1,377,230   $              687,003
     Net realized loss                                                                           (401,267)                (168,667)
     Net change in unrealized appreciation (depreciation)                                       1,279,082                  526,732
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            2,255,045   $            1,045,068
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           17,202,470   $           15,501,044
     Withdrawals                                                                              (18,828,625)             (15,863,269)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (1,626,155)  $             (362,225)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $              628,890   $              682,843
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $           54,708,865   $           27,236,979
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                                                   CALIFORNIA PORTFOLIO      FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           13,269,091   $           14,512,264
     Net realized gain (loss)                                                                   4,984,724                  786,408
     Net change in unrealized appreciation (depreciation)                                     (13,091,792)              (7,443,956)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            5,162,023   $            7,854,716
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           23,798,371   $           26,225,264
     Withdrawals                                                                              (42,285,179)             (47,354,415)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (18,486,808)  $          (21,129,151)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $          (13,324,785)  $          (13,274,435)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          259,401,957   $          276,743,113
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          246,077,172   $          263,468,678
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                 MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           11,461,097   $              902,700
     Net realized gain (loss)                                                                   1,131,203                  (17,586)
     Net change in unrealized appreciation (depreciation)                                      (5,241,750)                (257,415)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,350,550   $              627,699
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           24,852,504   $            2,769,831
     Withdrawals                                                                              (38,833,260)              (3,028,657)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (13,980,756)  $             (258,826)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $           (6,630,206)  $              368,873
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          216,784,498   $           17,400,568
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          210,154,292   $           17,769,441
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                                    NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           18,278,025   $           10,165,393
     Net realized gain (loss)                                                                   2,557,327                 (946,600)
     Net change in unrealized appreciation (depreciation)                                      (8,037,923)                (616,783)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           12,797,429   $            8,602,010
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           44,894,206   $           18,064,188
     Withdrawals                                                                              (57,610,886)             (34,437,970)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (12,716,680)  $          (16,373,782)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $               80,749   $           (7,771,772)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          350,811,678   $          180,967,711
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          350,892,427   $          173,195,939
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            2,836,223   $            1,378,196
     Net realized gain (loss)                                                                      44,174                  265,377
     Net change in unrealized appreciation (depreciation)                                      (1,477,521)                (948,957)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            1,402,876   $              694,616
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $            9,379,686   $            3,397,711
     Withdrawals                                                                              (10,954,064)              (4,266,029)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (1,574,378)  $             (868,318)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $             (171,502)  $             (173,702)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $           54,880,367   $           27,410,681
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $           54,708,865   $           27,236,979
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     CALIFORNIA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)             2003     2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.55%(2)      0.56%      0.55%      0.57%      0.58%      0.56%
     Expenses after custodian fee reduction                        0.55%(2)      0.55%      0.55%      0.54%      0.57%      0.54%
     Net investment income                                         5.29%(2)      5.30%      5.44%      5.26%      5.65%      5.30%
Portfolio Turnover                                                    4%           21%         3%        26%        13%        28%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    2.99%         2.28%      9.03%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                  $    245,999     $ 246,077  $ 259,402  $ 248,056  $ 238,820  $ 270,200
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% To 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    FLORIDA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.51%(2)      0.53%      0.54%      0.54%      0.56%      0.52%
     Expenses after custodian fee reduction                        0.51%(2)      0.52%      0.50%      0.48%      0.51%      0.48%
     Net investment income                                         5.25%(2)      5.39%      5.72%      5.68%      5.72%      5.26%
Portfolio Turnover                                                    7%           23%        19%        11%        12%        40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.76%         2.96%      8.73%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        259,996     $ 263,469  $ 276,743  $ 272,972  $ 277,857  $ 346,843
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% To 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  MASSACHUSETTS PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.51%(2)      0.52%      0.51%      0.52%      0.54%      0.52%
     Expenses after custodian fee reduction                        0.51%(2)      0.51%      0.49%      0.48%      0.52%      0.50%
     Net investment income                                         5.26%(2)      5.36%      5.53%      5.47%      5.79%      5.40%
Portfolio Turnover                                                   12%           16%        10%         8%        15%        24%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.81%         3.51%      8.76%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        218,279     $ 210,154  $ 216,784  $ 196,997  $ 177,160  $ 212,277
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% To 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSISSIPPI PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.40%(2)      0.40%      0.40%      0.42%      0.47%      0.36%
     Expenses after custodian fee reduction                        0.40%(2)      0.38%      0.38%      0.37%      0.45%      0.34%
     Net investment income                                         5.04%(2)      5.22%      5.34%      5.33%      5.55%      5.30%
Portfolio Turnover                                                    3%           11%        10%        11%         4%        16%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    2.17%         3.64%      8.08%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         18,610     $  17,769  $  17,401  $  17,031  $  15,827  $  17,937
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% To 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    NEW YORK PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.52%(2)      0.51%      0.52%      0.53%      0.54%      0.53%
     Expenses after custodian fee reduction                        0.52%(2)      0.51%      0.52%      0.53%      0.54%      0.52%
     Net investment income                                         5.25%(2)      5.28%      5.41%      5.15%      5.56%      5.30%
Portfolio Turnover                                                   10%           19%         7%        19%        27%        41%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.07%         3.83%      9.84%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        353,100     $ 350,892  $ 350,812  $ 338,850  $ 335,488  $ 402,118
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% To 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                        OHIO PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001        2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.53%(2)      0.52%      0.52%      0.53%      0.57%      0.55%
     Expenses after custodian fee reduction                        0.53%(2)      0.51%      0.51%      0.52%      0.57%      0.54%
     Net investment income                                         5.56%(2)      5.75%      5.72%      5.87%      6.00%      5.54%
Portfolio Turnover                                                    3%           15%        15%        22%        28%        59%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    4.31%         5.10%      7.43%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        171,568     $ 173,196  $ 180,968  $ 183,059  $ 183,968  $ 216,464
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 RHODE ISLAND PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)             2003     2002(1)      2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.46%(2)      0.43%      0.41%      0.40%      0.43%      0.39%
     Expenses after custodian fee reduction                        0.46%(2)      0.42%      0.38%      0.35%      0.40%      0.35%
     Net investment income                                         5.01%(2)      5.13%      5.23%      5.33%      5.66%      5.24%
Portfolio Turnover                                                   10%           19%        13%        14%        15%        18%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    4.27%         2.57%      8.57%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         55,338     $  54,709  $  54,880  $  45,366  $  37,755  $  41,732
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% To 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 WEST VIRGINIA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.40%(2)      0.39%      0.37%      0.39%      0.45%      0.40%
     Expenses after custodian fee reduction                        0.40%(2)      0.37%      0.36%      0.35%      0.43%      0.38%
     Net investment income                                         4.98%(2)      5.06%      5.19%      5.32%      5.48%      5.13%
Portfolio Turnover                                                    6%           21%        19%        12%         7%        32%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.84%         2.54%      9.41%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         27,920     $  27,237  $  27,411  $  24,976  $  24,930  $  26,961
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% To 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES

     California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At March 31, 2004, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

     H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     K INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

     L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2004, each Portfolio paid advisory fees as follows:

     PORTFOLIO             AMOUNT       EFFECTIVE RATE
     --------------------------------------------------
     California          $  581,422               0.47%
     Florida                577,239               0.44%
     Massachusetts          461,125               0.43%
     Mississippi             14,011               0.15%
     New York               783,766               0.45%
     Ohio                   370,968               0.43%
     Rhode Island            81,114               0.30%
     West Virginia           26,981               0.20%

     * Advisory fees paid as a percentage of average daily net assets (annualized).

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

     Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

     During the six months ended March 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO            PURCHASES              SALES
     -------------------------------------------------
     Florida                     --     $      500,750
     Massachusetts   $      513,965     $      249,413
     Mississippi     $      313,565                 --

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2004 were as follows:

     CALIFORNIA PORTFOLIO

     Purchases                                                   $    10,022,052
     Sales                                                            13,502,120

     FLORIDA PORTFOLIO

     Purchases                                                   $    17,830,819
     Sales                                                            30,161,605

     MASSACHUSETTS PORTFOLIO

     Purchases                                                   $    28,877,131
     Sales                                                            26,435,647

     MISSISSIPPI PORTFOLIO

     Purchases                                                   $     1,510,248
     Sales                                                               556,712

     NEW YORK PORTFOLIO

     Purchases                                                   $    33,237,085
     Sales                                                            39,230,815

     OHIO PORTFOLIO

     Purchases                                                   $     5,391,816
     Sales                                                            10,820,107

     RHODE ISLAND PORTFOLIO

     Purchases                                                   $     5,402,872
     Sales                                                             5,805,913

     WEST VIRGINIA PORTFOLIO

     Purchases                                                   $     1,552,376
     Sales                                                             1,675,163

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2004, as computed on a federal income tax basis, were as follows:

     CALIFORNIA PORTFOLIO

     AGGREGATE COST                                              $   208,855,469
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    34,109,767
     Gross unrealized depreciation                                      (282,982)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    33,826,785
     ---------------------------------------------------------------------------

     FLORIDA PORTFOLIO

     AGGREGATE COST                                              $   230,537,645
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    26,369,814
     Gross unrealized depreciation                                    (1,701,941)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    24,667,873
     ---------------------------------------------------------------------------

     MASSACHUSETTS PORTFOLIO

     AGGREGATE COST                                              $   194,145,224
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    20,403,050
     Gross unrealized depreciation                                      (149,262)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    20,253,788
     ---------------------------------------------------------------------------

     MISSISSIPPI PORTFOLIO

     AGGREGATE COST                                              $    16,795,507
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     1,512,692
     Gross unrealized depreciation                                       (54,384)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     1,458,308
     ---------------------------------------------------------------------------

     NEW YORK PORTFOLIO

     AGGREGATE COST                                              $   302,076,189
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    44,146,785
     Gross unrealized depreciation                                    (1,059,361)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    43,087,424
     ---------------------------------------------------------------------------

     OHIO PORTFOLIO

     AGGREGATE COST                                              $   154,982,093
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    15,704,802
     Gross unrealized depreciation                                    (1,741,860)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    13,962,942
     ---------------------------------------------------------------------------

     RHODE ISLAND PORTFOLIO

     AGGREGATE COST                                              $    50,658,189
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     4,127,075
     Gross unrealized depreciation                                       (49,312)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     4,077,763
     ---------------------------------------------------------------------------

     WEST VIRGINIA PORTFOLIO

     AGGREGATE COST                                              $    25,536,533
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     2,084,154
     Gross unrealized depreciation                                       (10,530)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     2,073,624
     ---------------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2004, the Florida Portfolio, New York Portfolio, Ohio Portfolio, and Rhode Island Portfolio had outstanding balances pursuant to this line of credit of $800,000, $200,000, $100,000, and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

6    FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at March 31, 2004 is as follows:

     FUTURES CONTRACTS

                       EXPIRATION                                             NET UNREALIZED
     PORTFOLIO         DATE           CONTRACTS                 POSITION       DEPRECIATION
     ----------------------------------------------------------------------------------------
     California        6/04           560 U.S. Treasury Bond    Short         $    (1,415,506)
     ----------------------------------------------------------------------------------------
     Florida           6/04           530 U.S. Treasury Bond    Short              (1,339,674)
     ----------------------------------------------------------------------------------------
     Massachusetts     6/04           350 U.S. Treasury Bond    Short                (696,397)
     ----------------------------------------------------------------------------------------
     Mississippi       6/04           25 U.S. Treasury Bond     Short                 (63,192)
     ----------------------------------------------------------------------------------------
     New York          6/04           775 U.S. Treasury Bond    Short              (1,504,855)
     ----------------------------------------------------------------------------------------
     Ohio              6/04           210 U.S. Treasury Bond    Short                (396,336)
     ----------------------------------------------------------------------------------------
     Rhode Island      6/04           85 U.S. Treasury Bond     Short                (168,385)
     ----------------------------------------------------------------------------------------
     West Virginia     6/04           37 U.S. Treasury Bond     Short                 (73,813)

     At March 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7    INTERESTHOLDER MEETING

     Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders of each Portfolio other than New York Municipals Portfolio voted to change the Portfolios' diversification status from diversified to non-diversified. The meeting with regard to New York Municipals Portfolio was adjourned until March 19, 2004, at which time it also passed the proposal to change its diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

                        CALIFORNIA      FLORIDA       MASSACHUSETTS       MISSISSIPPI
                         PORTFOLIO     PORTFOLIO        PORTFOLIO          PORTFOLIO
     --------------------------------------------------------------------------------
     Affirmative           81%           87%              88%                 95%
     Against               11%            8%               6%                  3%
     Abstain                8%            5%               6%                  2%

                         NEW YORK        OHIO          RHODE ISLAND     WEST VIRGINIA
                         PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
     --------------------------------------------------------------------------------
     Affirmative           85%           85%              89%                 89%
     Against                8%            8%               7%                  6%
     Abstain                7%            7%               4%                  5%

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

          OFFICERS

          Thomas J. Fetter
          President and Portfolio
          Manager of New York and
          Ohio Municipals Portfolios

          James B. Hawkes
          Vice President and Trustee

          Robert B. MacIntosh
          Vice President and Portfolio
          Manager of Massachusetts,
          Rhode Island, and West Virginia
          Municipals Portfolios

          Cynthia J. Clemson
          Vice President and Portfolio
          Manager of California,
          Florida, and Mississippi
          Municipals Portfolios

          Kristin S. Anagnost
          Treasurer of California,
          Massachusetts, Mississippi, New York,
          and Rhode Island Portfolios

          Barbara E. Campbell
          Treasurer of Florida, Ohio, and
          West Virginia Portfolios

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASSACHUSETTS MUNICIPALS PORTFOLIO


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: May 20, 2004
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: May 20, 2004
      ------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: May 20, 2004
      ------------